Amounts Due under Non Cancelable Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2013	$ 2	¥ 157
2014	1	97
2015	1	97
2016	1	35
Total	$ 5	¥ 386